Quarterly Financial Information	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information (unaudited)

17.    Quarterly Financial Information (unaudited)

The tables below reflect the selected quarterly information for QTS for the years ended December 31, 2013 and 2012 (in thousands except share data):

			Historical Predecessor
	The Company		Three Months Ended
	For the period October 15, 2013 through December 31, 2013	For the period October 1, 2013 through October 14, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Revenues...	$ 40,462	$ 6,967	$ 46,020	$ 42,940	$ 41,498
Operating income...	6,203	1,143	7,048	6,024	5,568
Net income (loss)...	4,002	445	2,709	(1,232)	(2,074)
Net income (loss) attributable to common shares...............................................................................................................................................................	3,154	N/A	N/A	N/A	N/A

Net income per share attributable to common shares—basic(1).............................................................................................................................................	$ 0.11	$N/A	$N/A	$N/A	$N/A

Net income per share attributable to common shares—diluted(1)...........................................................................................................................................	$ 0.11	$N/A	$N/A	$N/A	$N/A

(1)	Net income per share attributable to QTS Realty Trust, Inc. for the period October 15, 2013 through December 31, 2013.

	Historical Predecessor
	Three Months Ended
	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
Revenues...	$ 38,173	$ 36,254	$ 36,689	$ 34,643
Operating income...	4,203	3,933	6,014	1,365
Net loss...	(1,608)	(1,757)	(266)	(6,136)

The table below reflects the selected quarterly information for the Operating Partnership for the years ended December 31, 2013 and 2012 (in thousands):

	Three Months Ended
	December 31	September 30	June 30	March 31
2013
Revenues...	$ 47,429	$ 46,020	$ 42,940	$ 41,498
Operating income...	7,346	7,048	6,024	5,568
Net income (loss)...	4,447	2,709	(1,232)	(2,074)
2012
Revenues...	$ 38,173	$ 36,254	$ 36,689	$ 34,643
Operating income...	4,203	3,933	6,014	1,365
Net loss...	(1,608)	(1,757)	(266)	(6,136)

Qualitytech, LP [Member]
Quarterly Financial Information (unaudited)

17.    Quarterly Financial Information (unaudited)

The tables below reflect the selected quarterly information for QTS for the years ended December 31, 2013 and 2012 (in thousands except share data):

			Historical Predecessor
	The Company		Three Months Ended
	For the period October 15, 2013 through December 31, 2013	For the period October 1, 2013 through October 14, 2013	September 30, 2013	June 30, 2013	March 31, 2013
Revenues...	$ 40,462	$ 6,967	$ 46,020	$ 42,940	$ 41,498
Operating income...	6,203	1,143	7,048	6,024	5,568
Net income (loss)...	4,002	445	2,709	(1,232)	(2,074)
Net income (loss) attributable to common shares...............................................................................................................................................................	3,154	N/A	N/A	N/A	N/A

Net income per share attributable to common shares—basic(1).............................................................................................................................................	$ 0.11	$N/A	$N/A	$N/A	$N/A

Net income per share attributable to common shares—diluted(1)...........................................................................................................................................	$ 0.11	$N/A	$N/A	$N/A	$N/A

(1)	Net income per share attributable to QTS Realty Trust, Inc. for the period October 15, 2013 through December 31, 2013.

	Historical Predecessor
	Three Months Ended
	December 31, 2012	September 30, 2012	June 30, 2012	March 31, 2012
Revenues...	$ 38,173	$ 36,254	$ 36,689	$ 34,643
Operating income...	4,203	3,933	6,014	1,365
Net loss...	(1,608)	(1,757)	(266)	(6,136)

The table below reflects the selected quarterly information for the Operating Partnership for the years ended December 31, 2013 and 2012 (in thousands):

	Three Months Ended
	December 31	September 30	June 30	March 31
2013
Revenues...	$ 47,429	$ 46,020	$ 42,940	$ 41,498
Operating income...	7,346	7,048	6,024	5,568
Net income (loss)...	4,447	2,709	(1,232)	(2,074)
2012
Revenues...	$ 38,173	$ 36,254	$ 36,689	$ 34,643
Operating income...	4,203	3,933	6,014	1,365
Net loss...	(1,608)	(1,757)	(266)	(6,136)